GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended											147 Months Ended		150 Months Ended
	Jul. 31, 2012	Jul. 31, 2007	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2001	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Dec. 31, 2012		Mar. 31, 2013		May 21, 2004
Common stock, shares Issued			151,854,176				150,085,035	126,444,309										150,085,035		151,854,176
Common stock, shares outstanding			151,854,176				150,085,035	126,444,309										150,085,035		151,854,176
Net Income (Loss) Attributable To Parent			$ 1,082	$ 872	$ 17	$ 3,924	$ 3,430	$ 3,918	$ 2,419	$ 1,781	$ 3,472	$ 6,244	$ 3,317	$ 18,840	$ 73	$ 47	$ 26	$ 47,508	[1],[2]	$ 48,590	[1],[2]
Deficit accumulated during the development stage			48,590				47,508	44,078										47,508		48,590
Common Stock Transferred As Per Purchase Agreement																						6,880,000
Amount raised in Public offering	$ 4,900	$ 5,000							$ 400
Purchase Agreement [Member]
Common stock, shares Issued																						10,238,000
Common stock, shares outstanding																						10,238,000

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.